INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Applicable tax rate	27.00%	27.00%	27.00%
Unrecognized unused non-capital tax losses	$ 4,336,148	$ 4,218,000
Net capital losses carried forward	994,000
Available resource-related deductions carried forward	$ 2,656,000